Other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Current Liabilities [Abstract]
Unpaid salary and salary related expenses	$ 14,465	$ 31,340
Accrued interest	428	3,333
Accrued vacation leave	6,631	6,075
Employee incentive plan	0	659
Accrued royalties	15,858	5,001
Accrued profit sharing	12,604	0
Accrued other expenses	9,418	16,312
Total	$ 59,404	$ 62,720